[GRAPHIC OMITTED]


Oppenheimer
INTERMEDIATE MUNICIPAL FUND



                                                Semiannual Report March 31, 2002




[LOGO OMITTED]
OPPENHEIMERFUNDS(R)
The Right Way to Invest

REPORT HIGHLIGHTS


FUND OBJECTIVE
Oppenheimer Intermediate Municipal Fund seeks a high level of current income exempt from federal income tax.



       CONTENTS

 1     Letter to Shareholders

 3     An Interview
       with Your Fund's
       Managers

 8     Financial Statements

28     Officers and Trustees





--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS*
                For the 6-Month Period
                Ended 3/31/02
                Without       With
                Sales Chg.    Sales Chg.
-----------------------------------------
Class A          -0.46%        -3.95%
-----------------------------------------
Class B          -0.84         -4.72
-----------------------------------------
Class C          -0.84         -1.81


AVERAGE ANNUAL TOTAL RETURNS*
                 For the 1-Year Period
                 Ended 3/31/02
                 Without        With
                 Sales Chg.     Sales Chg.
-----------------------------------------
Class A           2.56%        -1.03%
-----------------------------------------
Class B           1.73         -2.17
-----------------------------------------
Class C           1.80          0.83
--------------------------------------------------------------------------------

  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
 *SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio.


[PHOTOS OMITTED]
JAMES C. SWAIN
Chairman
Oppenheimer
Intermediate
Municipal Fund

JOHN V. MURPHY
President
Oppenheimer
Intermediate
Municipal Fund





1   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

LETTER TO SHAREHOLDERS


You should also maintain an appropriate level of awareness about your funds.
   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   We thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,




/S/SIGNATURE                 /S/SIGNATURE
James C. Swain               John V. Murphy
April 19, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.



2   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q

HOW DID THE OPPENHEIMER INTERMEDIATE MUNICIPAL FUND PERFORM DURING THE SIX MONTHS THAT ENDED MARCH 31, 2002?
A. Although the municipal markets were remarkably volatile--a veritable roller coaster--and yields were falling, we managed to keep A strong dividend. However, we were disappointed with the Fund's total return, which was below its peer group average.(1) This was due primarily to a downturn in the high-yield bond market.

WHY WERE THE MUNICIPAL MARKETS SO VOLATILE DURING THIS PERIOD?
You could call it a "1-2-3 punch." First, the events of September 11 roiled the markets. That and the subsequent "war on terrorism" generated enormous uncertainty about the future direction of interest rates, the economy and certain business sectors such as airline-related travel.
   Next came the confirmation of an economic recession in the United States. In response, the Federal Reserve Bank reduced short-term interest rates to the lowest levels since the 1960s. Finally, investors turned cautious about high-yield investments after January 2002. The reason: major companies were accused of using questionable accounting practices to overstate income. Concerned investors turned away from bonds with higher credit risk, especially energy-related securities, and sought the relative safety of investment-grade issues. Again, yields rose and prices fell.



PORTFOLIO MANAGEMENT TEAM
Merrell Hora
Jerry Webman





1. Source: Lipper Analytical Services, 3/31/02. The average of the total return of the 135 funds in the Lipper Intermediate Municipal Debt Funds Category for the six-month period ended 3/31/02 was -0.47%. Lipper rankings are based on total returns, but do not consider sales charges.



3   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS



HOW DID THESE TRENDS AFFECT THE FUND?
The downtrend in yields for shorter-term bonds benefited the Fund to some extent. Bond prices move in the opposite direction of bond yields, so the declining yields pushed up the prices of our high-quality holdings in the 5- to 7-year maturity range. Meanwhile, the general concerns about air travel and credit risk hurt our high-yield holdings. Yields relative to Treasuries and other high-quality securities rose sharply, eroding prices.

HOW DID YOU RESPOND TO THESE CHANGING CONDITIONS?
The Fund's various airline-related holdings were backed by revenues (e.g., gate receipts) of geographically significant airport facilities as well as revenues of a major air carrier, and showed no signs of default. Nonetheless, as investors indiscriminately pummeled airline-related securities, we opted to pare back the Fund's exposure to these securities by 50% by the end of the period.
   In addition, we selectively traded issues bought in early 2001 (airline-related or not) for similar issues in the secondary market. This had two advantages. First, the divested bonds in some cases had depreciated since we bought them. Selling them generated capital losses that we used to offset capital gains and thereby reduce the Fund's taxable capital gains distributions to shareholders.
   Second, the new bonds were purchased at current market yields, which were unusually high for certain sectors. Thus, we "locked" in these higher yields and increased the Fund's overall



4   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
yield. These bonds are of equal or better credit quality than the original holdings and are diversified across more sectors of the municipal market. The net effect was an increase in yield with less overall credit risk.

WHAT OTHER CHANGES DID YOU MAKE IN THE PAST SIX MONTHS ENDED MARCH 31, 2002?
We believe that interest rates are more likely to rise than fall in 2002, so we have begun repositioning the portfolio for that scenario. Bonds with longer maturities stand to lose the most if interest rates rise, so our goal is to increase the diversification of the Fund's longer-term issues. We also aim to spread the Fund's assets across a wider range of maturities while maintaining its average maturity in the intermediate range.

WHAT ELSE DO YOU FORESEE FOR THE MUNICIPAL MARKETS IN THE COMING MONTHS?
We anticipate a change in the supply-demand relationship for municipal markets. For several years, the strong economy contributed to record levels of sales tax, so issuers had less need to raise funds through the bond market. At the same time, high individual incomes kept demand at lofty levels. We expect that, going forward, states and municipalities strapped for operating funds will increase their issuance of new debt, while demand may be relatively stable. The premium pricing that resulted from a short-supply, high-demand scenario should be replaced by equilibrium in pricing, taking some of the volatility out of the municipal markets. We will watch this situation carefully and


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS WITH
SALES CHARGE
For the Periods Ended 3/31/02(2)

Class A
1-Year  5-Year 10-Year
-----------------------------------------
-1.03%  3.79%  5.13%

Class B        Since
1-Year  5-Year Inception
-----------------------------------------
-2.17%  3.56%  4.02%

Class C        Since
1-Year  5-Year Inception
-----------------------------------------
0.83%   3.73%  3.74%

-----------------------------------------
STANDARDIZED YIELDS
For the 30 Days Ended 3/31/02(3)
-----------------------------------------
Class A        4.19%
-----------------------------------------
Class B        3.58
-----------------------------------------
Class C        3.58
--------------------------------------------------------------------------------


2. See Notes page 7 for further details.
3. Standardized yield is based on net investment income for the 30-day period ended March 31, 2002. Falling share prices will tend to artificially raise yields.



5   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


look for any opportunities it may present. It is this ability to adjust to phases of the market cycle, plus our enduring commitment to maintaining the Fund's income level, that makes Oppenheimer Intermediate Municipal Fund part of THE RIGHT WAY TO INVEST.




TEN LARGEST POSITIONS BY STATE (5)
--------------------------------------------------------------------------------
New York                                                13.2%
--------------------------------------------------------------------------------
Pennsylvania                                            12.4
--------------------------------------------------------------------------------
California                                              10.9
--------------------------------------------------------------------------------
Illinois                                                 6.4
--------------------------------------------------------------------------------
Michigan                                                 5.9
--------------------------------------------------------------------------------
Texas                                                    4.5
--------------------------------------------------------------------------------
Indiana                                                  4.3
--------------------------------------------------------------------------------
Ohio                                                     4.2
--------------------------------------------------------------------------------
South Carolina                                           3.9
--------------------------------------------------------------------------------
Alaska                                                   3.2



CREDIT ALLOCATION (4)

[GRAPHIC OMITTED]

o AAA             43.4%
o AA               9.1
o A               13.8
o BBB             17.7
o BB              13.5
o B                2.5


4. Portfolio data is subject to change. Percentages are as of March 31, 2002, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 15.54% of total investments) but to which the ratings given above have been assigned by the Fund's investment advisor for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
5. Portfolio data is subject to change. Percentages are as of March 31, 2002, and are based on net assets.



6   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

NOTES


IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/92, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.




7   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF INVESTMENTS  March 31, 2002 / Unaudited


                                            RATINGS:
                                            MOODY'S/        PRINCIPAL MARKET VALUE
                                           S&P/FITCH           AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--98.5%
------------------------------------------------------------------------------------
 ALASKA--3.2%
 AK HFC RB, Series A-2, 5.65%, 12/1/10       Aaa/AAA       $1,300,000 $  1,332,058
------------------------------------------------------------------------------------
 Northern Tobacco Securitization Corp./AK TS
 Asset-Backed RB, 6.20%, 6/1/22                Aa3/A        3,000,000    3,083,820
                                                                      --------------
                                                                         4,415,878

------------------------------------------------------------------------------------
 CALIFORNIA--10.9%
 Berkeley, CA HF RRB, Alta Bates Medical
 Center-A, Prerefunded, 6.50%, 12/1/11         A2/A+        2,505,000    2,613,391
------------------------------------------------------------------------------------
 CA SCDAU REVREF COP, Cedars-Sinai Medical
 Center (Linked), 5.326%, 11/1/15(1)           A3/NR        1,500,000    1,510,125
------------------------------------------------------------------------------------
 CA SCDAU REFREF COP, Cedars-Sinai Medical
 Center, Inverse Floater, 8.488%, 11/1/15(2)   A3/NR        2,500,000    2,531,250
------------------------------------------------------------------------------------
 CA SCDAU REVREF COP, Cedars-Sinai Medical
 Center, MBIA-IBC Insured, 6.50%, 8/1/12(3)  Aaa/AAA        1,000,000    1,135,650
------------------------------------------------------------------------------------
 Folsom, CA CFD No. 10 REF SPTX Bonds,
 6.30%, 9/1/12                                 NR/NR        1,625,000    1,726,042
------------------------------------------------------------------------------------
 Irvine, CA IBA AD No. 97-17 REF Limited SPAST,
 5.90%, 9/2/23                                 NR/NR        500,000        493,100
------------------------------------------------------------------------------------
 Placer, CA USD GOUN, Series A, FGIC Insured,
 Zero Coupon, 5.20%, 8/1/18(4)               Aaa/AAA        1,550,000      628,076
------------------------------------------------------------------------------------
 Riverside Cnty., CA REF COP, Air Force Village
 West, Inc.-A, Prerefunded, 8.125%, 6/15/12    NR/NR        2,290,000    2,365,364
------------------------------------------------------------------------------------
 Sacramento, CA Cogeneration Authority RB,
 Proctor & Gamble Cogeneration Project,
 Prerefunded, 6.375%, 7/1/10                  NR/AAA          600,000      672,570
------------------------------------------------------------------------------------
 Sacramento, CA Cogeneration Authority RB,
 Proctor & Gamble Cogeneration Project,
 Unrefunded Balance, 6.375%, 7/1/10           NR/AA-          500,000      532,875
------------------------------------------------------------------------------------
 Santa Clara Cnty., CA San Jose USD GOUN,
 Series A, FGIC Insured, Zero Coupon,
 5.30%, 8/1/18(4)                            Aaa/AAA        2,205,000      892,077
                                                                      --------------
                                                                        15,100,520

------------------------------------------------------------------------------------
 COLORADO--2.0%
 Denver, CO City & Cnty. Airport RRB, RITES,
 AMBAC Insured, 9.802%, 11/15/14(1,5)          NR/NR        1,000,000    1,132,180
------------------------------------------------------------------------------------
 Denver, CO City & Cnty. Airport RRB, RITES,
 AMBAC Insured, 9.802%, 11/15/15(1,5)          NR/NR        1,500,000    1,693,950
                                                                      --------------
                                                                         2,826,130

------------------------------------------------------------------------------------
 CONNECTICUT--2.8%
 CT DAU RB, Mystic Marinelife Aquarium
 Project-A, 6.875%, 12/1/17                    NR/NR          500,000      505,240
------------------------------------------------------------------------------------
 Mashantucket, CT WPT Special RB,
 Prerefunded, Series A, 6.50%, 9/1/05(5)     Aaa/AAA        1,240,000    1,362,623






8   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

                                            RATINGS:
                                            MOODY'S/        PRINCIPAL MARKET VALUE
                                           S&P/FITCH           AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 CONNECTICUT Continued
 Mashantucket, CT WPT Special RB, Sub. Lien,
 Series B, 5.60%, 9/1/09(5)                  Baa3/NR       $  600,000 $    602,862
------------------------------------------------------------------------------------
 Mashantucket, CT WPT Special RB,
 Unrefunded Balance, Series A, 6.50%,
 9/1/05(5)                                 Baa2/BBB-        1,260,000    1,336,772
                                                                      --------------
                                                                         3,807,497

------------------------------------------------------------------------------------
 DELAWARE--0.8%
 DE EDAU RB, Student Housing University
 Courtyard Project-A, 5.75%, 8/1/14            NR/AA        1,080,000    1,127,898
------------------------------------------------------------------------------------
 FLORIDA--2.2%
 FL HFA MH RRB, Series C, 6%, 8/1/11          NR/AAA        1,000,000    1,057,270
------------------------------------------------------------------------------------
 Grand Haven, FL CDD SPAST Bonds, Series A,
 6.30%, 5/1/02                                 NR/NR        1,011,000    1,011,131
------------------------------------------------------------------------------------
 Miami Beach, FL HFAU RRB, Mt. Sinai Medical
 Center, Series A, 6.125%, 11/15/11           Ba3/BB        1,000,000      925,490
                                                                      --------------
                                                                         2,993,891

------------------------------------------------------------------------------------
 HAWAII--0.8%
 HI Airports System RRB, Series B, FGIC
 Insured, 6.50%, 7/1/15                      Aaa/AAA        1,000,000    1,105,240
------------------------------------------------------------------------------------
 ILLINOIS--6.4%
 Chicago, IL BOE GOUN, Chicago School Reform
 Project, MBIA Insured, 6.25%, 12/1/11       Aaa/AAA        1,000,000    1,131,360
------------------------------------------------------------------------------------
 Chicago, IL Metro Water Reclamation District
 GOUN, Capital Improvement, Series A,
 5.25%, 12/1/09                              Aa1/AA+        1,500,000    1,584,690
------------------------------------------------------------------------------------
 Du Page Cnty., IL Forest Preserve District
 GOLB, Zero Coupon, 5.70%, 11/1/17(4)        Aaa/AAA        4,000,000    1,727,040
------------------------------------------------------------------------------------
 IL EDLFA RB, DePaul University, AMBAC
 Insured, 5.625%, 10/1/16                    Aaa/AAA        1,000,000    1,046,450
------------------------------------------------------------------------------------
 IL HFAU RRB, Franciscan Sisters Health
 Care-C, Escrowed to Maturity, MBIA Insured,
 6%, 9/1/09                                  Aaa/AAA        2,000,000    2,157,000
------------------------------------------------------------------------------------
 IL RTA RB, MBIA Insured, 6.25%, 7/1/14      Aaa/AAA        1,005,000    1,140,263
                                                                      --------------
                                                                         8,786,803

------------------------------------------------------------------------------------
 INDIANA--4.3%
 Evansville Vanderburgh, IN PubLeasing Corp.
 RB, MBIA Insured, 5.75%, 7/15/18            Aaa/AAA        1,000,000    1,039,770
------------------------------------------------------------------------------------
 IN Bond Bank RB, State Revolving Fund
 Program-A, 6.875%, 2/1/12                    NR/AAA        1,135,000    1,245,254
------------------------------------------------------------------------------------
 Indianapolis, IN AA RB, SPF Federal Express
 Corp. Project, 7.10%, 1/15/17              Baa2/BBB        2,500,000    2,632,950
------------------------------------------------------------------------------------
 Purdue University, IN REF COP, Series A,
 5.375%, 7/1/13                               Aa2/AA        1,000,000    1,042,880
                                                                      --------------
                                                                         5,960,854







9   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                            RATINGS:
                                            MOODY'S/        PRINCIPAL MARKET VALUE
                                           S&P/FITCH           AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 KENTUCKY--1.6%
 Kenton Cnty., KY AB RB, SPF Delta Airlines
 Project-A, 6.125%, 2/1/22                     Ba3/BB+     $  910,000   $  813,576
------------------------------------------------------------------------------------
 KY Property & Buildings Commission RRB,
 Project No. 76, AMBAC Insured, 5.50%,
 8/1/16                                        Aaa/AAA      1,250,000    1,333,850
                                                                      --------------
                                                                         2,147,426

------------------------------------------------------------------------------------
 MAINE--0.6%
 ME Educational LMC Student Loan RRB, Series A-4,
 6.05%, 11/1/04                               Aaa/NR          750,000      787,755
------------------------------------------------------------------------------------
 MASSACHUSETTS--0.4%
 MA POAU RB, Series 1999A, 5.75%, 10/1/29      NR/B+        1,000,000      602,640
------------------------------------------------------------------------------------
 MICHIGAN--5.9%
 Detroit, MI REF GOUN, Series B, FGIC Insured,
 7%, 4/1/04                                  Aaa/AAA        2,000,000    2,150,540
------------------------------------------------------------------------------------
 Jackson, MI Downtown Development GOLB,
 FSA Insured, 5.75%, 6/1/13                  Aaa/AAA        1,195,000    1,287,099
------------------------------------------------------------------------------------
 MI HOFA RRB, Greater Detroit Sinai Hospital,
 Series 1995, 6%, 1/1/08                     Baa3/NR        2,500,000    2,504,550
------------------------------------------------------------------------------------
 MI Trunk Line RB, Series A, FSA Insured,
 5.50%, 11/1/12                              Aaa/AAA          800,000      852,424
------------------------------------------------------------------------------------
 Romulus, MI Community Schools GOUN,
 FGIC Insured, 6%, 5/1/12                    Aaa/AAA        1,250,000    1,379,850
                                                                      --------------
                                                                         8,174,463

------------------------------------------------------------------------------------
 MINNESOTA--0.7%
 Minneapolis/St. Paul, MN Metro Airports
 Commission RB, SPF Northwest Airlines, Series B,
 6.50%, 4/1/25                                 NR/NR        1,000,000      958,780
------------------------------------------------------------------------------------
 MISSOURI--1.8%
 St. Louis, MO Airport RB, 6%, 1/1/04      Baa3/BBB-        1,250,000    1,286,487
------------------------------------------------------------------------------------
 St. Louis, MO Airport RB, 6%, 1/1/08      Baa3/BBB-        1,250,000    1,262,588
                                                                      --------------
                                                                         2,549,075

------------------------------------------------------------------------------------
 NEBRASKA--0.4%
 NE Higher Education Loan Program, Inc. RB,
 Jr. Sub. Lien, Series A-6, MBIA Insured,
 5.90%, 6/1/03                               Aaa/AAA          560,000      578,738
------------------------------------------------------------------------------------
 NEW HAMPSHIRE--1.6%
 Manchester, NH RED & HAU RB, Series A,
 6.75%, 1/1/14                                  NR/A        2,000,000    2,169,720
------------------------------------------------------------------------------------
 NEW JERSEY--3.1%
 Atlantic City, NJ REF COP, Public Facilities
 Lease Agreement, FGIC Insured, 6%, 3/1/13   Aaa/AAA          900,000      999,450
------------------------------------------------------------------------------------
 NJ EDAU RRB, Franciscan Oaks Project,
 5.60%, 10/1/12                                NR/NR        1,500,000    1,402,890
------------------------------------------------------------------------------------
 NJ EDAU RRB, Franciscan Oaks Project,
 5.75%, 10/1/23                                NR/NR        1,000,000      843,550
------------------------------------------------------------------------------------
 NJ HCF FAU RB, Columbus Hospital, Series A,
 7.50%, 7/1/21                                  B2/B        1,265,000      986,131
                                                                      --------------
                                                                         4,232,021






10   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

                                            RATINGS:
                                            MOODY'S/        PRINCIPAL MARKET VALUE
                                           S&P/FITCH           AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 NEW YORK--13.2%
 Nassau Cnty., NY Improvement District REF
 GOUN, Series F, 7%, 3/1/14                  Aaa/AAA       $2,000,000  $ 2,329,400
------------------------------------------------------------------------------------
 NYC IDA SPF RB, Terminal One Group Assn.
 Project, 6%, 1/1/08                         A3/BBB+        2,000,000    2,045,580
------------------------------------------------------------------------------------
 NYC IDA SPF RB, Terminal One Group Assn.
 Project, 6.10%, 1/1/09                      A3/BBB+        2,000,000    2,049,580
------------------------------------------------------------------------------------
 NYS DA RRB, CUSC, Series B, 6%, 7/1/14       A3/AA-        1,000,000    1,114,570
------------------------------------------------------------------------------------
 NYS DA RRB, Lenox Hill Hospital Obligation
 Group, 5.75%, 7/1/17                          A3/NR        1,000,000    1,033,970
------------------------------------------------------------------------------------
 NYS DA RRB, Mt. Sinai Health, Series A,
 6.50%, 7/1/15                              Baa2/BBB        1,000,000    1,070,940
------------------------------------------------------------------------------------
 NYS HFA RRB, NYC HF, Series A, 6.375%,
 11/1/04                                        A3/A        2,000,000    2,149,160
------------------------------------------------------------------------------------
 NYS MTAU Dedicated Tax Fund RB, Series A,
 FGIC Insured, 6.125%, 4/1/14                Aaa/AAA        1,000,000    1,118,010
------------------------------------------------------------------------------------
 NYS Thruway Authority Service Contract RRB,
 Local Highway & Bridge Improvements,
 6%, 4/1/11                                   A3/AA-        2,500,000    2,749,100
------------------------------------------------------------------------------------
 Onondaga Cnty., NY IDA SWD Facility RRB,
 Solvay Paperboard LLC Project, 6.80%, 11/1/14 NR/NR        2,500,000    2,556,825
                                                                      --------------
                                                                        18,217,135

------------------------------------------------------------------------------------
 OHIO--4.2%
 Logan Hocking, OH SDI Construction &
 Improvement REF GOUN, MBIA Insured,
 5.50%, 12/1/14                               Aaa/NR        1,290,000    1,360,679
------------------------------------------------------------------------------------
 Montgomery Cnty., OH HCF RRB, Series B,
 6%, 2/1/10                                    NR/NR        1,000,000      861,440
------------------------------------------------------------------------------------
 OH Air Quality DAU RRB, Ohio Edison, Series C,
 5.80%, 6/1/04                             Baa2/BBB-        2,000,000    2,066,220
------------------------------------------------------------------------------------
 OH Air Quality DAU RRB, PC-A, Series A,
 6.10%, 8/1/20                              Baa2/BBB        1,500,000    1,500,645
------------------------------------------------------------------------------------
 OH SW RB, Republic Engineered Steels, Inc.,
 9%, 6/1/21(6,7,8)                             NR/NR        1,600,000       20,000
                                                                      --------------
                                                                         5,808,984

------------------------------------------------------------------------------------
 OKLAHOMA--1.4%
 OK IDAU RB, Health Systems Baptist Medical Center,
 Series C, AMBAC Insured, 7%, 8/15/05        Aaa/AAA          955,000    1,061,292
------------------------------------------------------------------------------------
 Tulsa, OK Municipal Airport Trust RRB, American
 Airlines Project, 6.25%, 6/1/20               B1/BB        1,000,000      897,890
                                                                      --------------
                                                                         1,959,182

------------------------------------------------------------------------------------
 PENNSYLVANIA--12.4%
 Allegheny Cnty., PA HDAU RB, West Pennsylvania
 Health System, Series B, 9.25%, 11/15/22      B1/B+        1,250,000    1,328,937
------------------------------------------------------------------------------------
 Carbon Cnty., PA IDAU RRB, Panther Creek Partners
 Project, 6.65%, 5/1/10                      NR/BBB-        2,000,000    2,129,000




11   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                            RATINGS:
                                            MOODY'S/        PRINCIPAL MARKET VALUE
                                           S&P/FITCH           AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 PENNSYLVANIA Continued
 Delaware River, NJ & PA POAU RB, FSA Insured,
 6%, 1/1/18                                  Aaa/AAA       $1,000,000  $ 1,083,950
------------------------------------------------------------------------------------
 Lehigh Cnty., PA GP RRB, Kidspeace Obligation
 Group, 6%, 11/1/18                           Ba2/NR        3,500,000    3,118,500
------------------------------------------------------------------------------------
 PA EDFAU RR RB, Northampton Generating-A,
 Sr. Lien, 6.40%, 1/1/09                     NR/BBB-        2,500,000    2,542,150
------------------------------------------------------------------------------------
 Philadelphia, PA Airport RRB, FGIC Insured,
 5.375%, 6/15/12                             Aaa/AAA        1,200,000    1,224,648
------------------------------------------------------------------------------------
 Philadelphia, PA Airport RRB, FGIC Insured,
 5.375%, 6/15/14                             Aaa/AAA        2,000,000    2,021,000
------------------------------------------------------------------------------------
 Philadelphia, PA IDAU Lease RB, Series B, FSA Insured,
 5.50%, 10/1/14                              Aaa/AAA        1,000,000    1,053,440
------------------------------------------------------------------------------------
 Schuylkill Cnty., PA IDAU RR RRB, Schuylkill Energy
 Resources, Inc., 6.50%, 1/1/10                NR/NR        2,515,000    2,587,910
                                                                      --------------
                                                                        17,089,535

------------------------------------------------------------------------------------
 SOUTH CAROLINA--3.9%
 Florence Cnty., SC IDV RB, Stone Container Project,
 7.375%, 2/1/07                                NR/NR          710,000      699,449
------------------------------------------------------------------------------------
 Greenville Cnty., SC SD Installment Purpose RB,
 Building Equity Sooner Tomorrow,
 5.875%, 12/1/17                              A1/AA-        2,000,000    2,092,760
------------------------------------------------------------------------------------
 SC Transportation Infrastructure Bank RB, Series A,
 AMBAC Insured, 5.50%, 10/1/19                Aaa/NR        1,000,000    1,027,180
------------------------------------------------------------------------------------
 SC TS Revenue Management Authority RB, RITES,
 9.297%, 5/15/22(1,5)                          NR/NR        1,500,000    1,501,995
                                                                      --------------
                                                                         5,321,384

------------------------------------------------------------------------------------
 TENNESSEE--1.2%
 Memphis & Shelby Cnty., TN AA RRB, Series A,
 MBIA Insured, 6.25%, 2/15/11                Aaa/AAA        1,000,000    1,089,060
------------------------------------------------------------------------------------
 Shelby Cnty., TN REF GOUN, Series B, Zero
 Coupon, 4.36%, 12/1/11(4)                   Aa3/AA+        1,000,000      629,590
                                                                      --------------
                                                                         1,718,650

------------------------------------------------------------------------------------
 TEXAS--4.5%
 Brazos River Authority, TX PC RRB, Texas Utilities
 Electric Co.-B, 5.05%, 6/1/30             Baa1/BBB+        1,000,000      997,670
------------------------------------------------------------------------------------
 Brenham, TX GOLB, FSA Insured,
 5.375%, 8/15/15                             Aaa/AAA        1,105,000    1,138,581
------------------------------------------------------------------------------------
 Houston, TX Airport System RB, SPF Continental
 Airlines, Series E, 6.75%, 7/1/21            B3/BB-        1,000,000      894,240
------------------------------------------------------------------------------------
 North Central TX HFDC RB, Retirement Facilities
 NW Senior Housing, Series A, 7%, 11/15/10     NR/NR        1,100,000    1,087,295
------------------------------------------------------------------------------------
 Sabine River Authority, TX PC RRB, TXU Electric
 Co. Project, Series A, 5.50%, 5/1/22(1)   Baa1/BBB+          500,000      501,080




12   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

                                            RATINGS:
                                            MOODY'S/        PRINCIPAL  MARKET VALUE
                                           S&P/FITCH           AMOUNT    SEE NOTE 1
-------------------------------------------------------------------------------------
 TEXAS Continued
 Terrell, TX ISD REF GOUN, Zero Coupon,
 5.46%, 8/1/16(4)                            Aaa/AAA       $2,000,000  $    924,960
-------------------------------------------------------------------------------------
 Willis, TX ISD GOUN, Zero Coupon,
 4.99%, 2/15/12(4)                            Aaa/NR        1,000,000       611,520
                                                                      ---------------
                                                                          6,155,346

-------------------------------------------------------------------------------------
 UTAH--1.5%
 Davis Cnty., UT SW Management & Recovery RRB,
 Special Service District, Prerefunded,
 6.125%, 6/15/09                               Aaa/A        2,000,000     2,128,580
-------------------------------------------------------------------------------------
 VERMONT--0.7%
 VT SAC Educational Loan RB, Series A-3, FSA Insured,
 6.25%, 6/15/03                              Aaa/AAA          900,000       924,876
-------------------------------------------------------------------------------------
 WASHINGTON--2.0%
 Port Seattle, WA SPF RB, Series B, MBIA Insured,
 5.75%, 9/1/14                               Aaa/AAA        1,280,000     1,333,875
-------------------------------------------------------------------------------------
 WA PP Supply System RRB, Nuclear Project No. 2,
 Series A, FGIC Insured, Zero Coupon,
 4.49%, 7/1/09(4)                            Aaa/AAA        2,000,000     1,422,480
                                                                      ---------------
                                                                          2,756,355

-------------------------------------------------------------------------------------
 DISTRICT OF COLUMBIA--1.6%
 DC Hospital RRB, Medlantic Healthcare Group-A,
 MBIA Insured, 6%, 8/15/12                   Aaa/AAA        1,000,000     1,117,530
-------------------------------------------------------------------------------------
 DC REF GOUN, Unrefunded Balance-2001, Series B,
 FSA Insured, 5.50%, 6/1/14                  Aaa/AAA        1,000,000     1,044,460
                                                                      ---------------
                                                                          2,161,990

-------------------------------------------------------------------------------------
 U.S. POSSESSIONS--2.4%
 PR Municipal FAU GOB, RITES, 9.613%,
 8/1/13(1,5)                                   NR/NR        1,925,000     2,248,054
-------------------------------------------------------------------------------------
 Virgin Islands PFAU RRB, Gross Receipts Taxes
 Loan Nts., Series A, 5.625%, 10/1/10        NR/BBB-        1,000,000     1,028,160
                                                                      ---------------
                                                                          3,276,214

-------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $134,533,030)                 98.5%  135,843,560
-------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                  1.5     2,119,838
                                                           -------------------------
 NET ASSETS                                                     100.0% $137,963,398
                                                           =========================








13   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued




FOOTNOTES TO STATEMENT OF INVESTMENTS
To simplify the listing of securities, abbreviations are used per the table below:
AA        Airport Authority
AB        Airport Board
AD        Assessment District
BOE       Board of Education
CDD       Community Development District
CFD       Community Facilities District
COP       Certificates of Participation
CUSC      City University System Consolidated
DA        Dormitory Authority
DAU       Development Authority
EDAU      Economic Development Authority
EDFAU     Economic Development Finance Authority
EDLFA     Educational Facilities Authority
FAU       Finance Authority
GOB       General Obligation Bonds
GOLB      General Obligation Ltd. Bonds
GOUN      General Obligation Unlimited Nts.
GP        General Purpose
HAU       Housing Authority
HCF       Health Care Facilities
HDAU      Hospital Development Authority
HF        Health Facilities
HFA       Housing Finance Agency/Authority
HFAU      Health Facilities Authority
HFC       Housing Finance Corp.
HFDC      Health Facilities Development Corp.
HOFA      Hospital Finance Agency/Authority
IBA       Improvement Bond Act 1915
IDA       Industrial Development Agency
IDAU      Industrial Development Authority
IDV       Industrial Development
ISD       Independent School District
LMC       Loan Marketing Corp.
MH        Multifamily Housing
MTAU      Metropolitan Transportation Authority
NYC       New York City
NYS       New York State
PC        Pollution Control
PFAU      Public Finance Authority
POAU      Port Authority
PP        Public Power
RB        Revenue Bonds
RED       Redevelopment
REF       Refunding
REVREF    Revenue Refunding
RITES     Residual Interest Tax Exempt Security
RR        Resource Recovery
RRB       Revenue Refunding Bonds
RTA       Regional Transportation Authority
SAC       Student Assistance Corp.
SCDAU     Statewide Communities Development Authority
SDI       School District
SPAST     Special Assessment
SPF       Special Facilities
SPTX      Special Tax
SW        Solid Waste
SWD       Solid Waste Disposal
TS        Tobacco Settlement
USD       Unified School District
WPT       Western Pequot Tribe

1. Represents the current interest rate for a variable or increasing rate security.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
3. Securities with an aggregate market value of $471,316 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
4. Zero coupon bond reflects effective yield on the date of purchase.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,878,436 or 7.16% of the Fund's net assets as of March 31, 2002.
6. Issuer is in default.
7. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.
8. Non-income producing security.
AS OF MARCH 31, 2002, SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX AMOUNT TO $31,731,126 OR 23% OF THE FUND'S NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



14   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 March 31, 2002

--------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $134,533,030)
 -- see accompanying statements                                  $135,843,560
--------------------------------------------------------------------------------
 Cash                                                                 205,597
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                           2,239,278
 Shares of beneficial interest sold                                   253,834
 Other                                                                 25,383
                                                                 -------------
 Total assets                                                     138,567,652

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Dividends                                                            376,614
 Distribution and service plan fees                                    83,218
 Shares of beneficial interest redeemed                                61,696
 Shareholder reports                                                   49,843
 Daily variation on futures contracts                                  23,140
 Transfer and shareholder servicing agent fees                          4,292
 Trustees' compensation                                                   621
 Other                                                                  4,830
                                                                 -------------
 Total liabilities                                                    604,254

--------------------------------------------------------------------------------
 NET ASSETS                                                      $137,963,398
                                                                 =============

--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                 $144,250,540
--------------------------------------------------------------------------------
 Undistributed net investment income                                  100,340
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments                      (7,699,918)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                         1,312,436
                                                                 -------------
 NET ASSETS                                                      $137,963,398
                                                                 =============

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $97,317,724 and
 6,815,256 shares of beneficial interest outstanding)                  $14.28
 Maximum offering price per share (net asset value plus
 sales charge of 3.50% of offering price)                              $14.80
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $20,416,730 and 1,430,649
 shares of beneficial interest outstanding)                            $14.27
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $20,228,944 and 1,419,880
 shares of beneficial interest outstanding)                            $14.25

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



15   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended March 31, 2002
--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                         $ 4,083,733

--------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                      336,020
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              117,814
 Class B                                                              101,988
 Class C                                                               98,258
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                         54,542
--------------------------------------------------------------------------------
 Shareholder reports                                                   17,616
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            6,999
--------------------------------------------------------------------------------
 Accounting service fees                                                6,000
--------------------------------------------------------------------------------
 Trustees' compensation                                                 4,665
--------------------------------------------------------------------------------
 Other                                                                 30,556
                                                                  -------------
 Total expenses                                                       774,458
 Less reduction to custodian expenses                                  (3,086)
                                                                  -------------
 Net expenses                                                         771,372

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                              3,312,361

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                         (998,776)
 Closing of futures contracts                                        (171,427)
                                                                  -------------
 Net realized loss                                                 (1,170,203)

--------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments              (2,925,623)
                                                                  -------------
 Net realized and unrealized loss                                  (4,095,826)

--------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  (783,465)
                                                                  =============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SIX MONTHS                         YEAR
                                                                                 ENDED                        ENDED
                                                                        MARCH 31, 2002                SEPTEMBER 30,
                                                                           (UNAUDITED)                         2001
----------------------------------------------------------------------------------------------------------------------
 OPERATIONS
----------------------------------------------------------------------------------------------------------------------
 Net investment income                                                   $  3,312,361              $     6,434,047
----------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                         (1,170,203)                    (395,521)
----------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                      (2,925,623)                   4,240,189
                                                                      ------------------------------------------------
 Net increase (decrease) in net assets
 resulting from operations                                                   (783,465)                  10,278,715

----------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                   (2,466,501)                  (4,855,308)
 Class B                                                                     (432,294)                    (773,935)
 Class C                                                                     (417,324)                    (742,695)

----------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                     (520,410)                  (1,180,556)
 Class B                                                                    1,513,198                    1,024,890
 Class C                                                                    1,212,354                    1,820,600

----------------------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)                                                 (1,894,442)                   5,571,711
----------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                      139,857,840                  134,286,129
                                                                      ------------------------------------------------
 End of period (including undistributed net investment income
 of $100,340 and $104,098, respectively)                                 $137,963,398                 $139,857,840
                                                                      ================================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





17   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS


                                       SIX MONTHS                                              YEAR
                                            ENDED                                             ENDED
                                   MARCH 31, 2002                                         SEPT. 30,
CLASS A                               (UNAUDITED)      2001     2000     1999       1998       1997
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period     $ 14.71   $ 14.28  $ 14.76  $ 15.65    $ 15.16    $ 14.69
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                        .36       .73      .72      .72        .69        .80
 Net realized and unrealized gain (loss)     (.43)      .42     (.39)    (.88)       .51        .45
                                          --------------------------------------------------------------
 Total income (loss) from
 investment operations                       (.07)     1.15      .33     (.16)      1.20       1.25
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income        (.36)     (.72)    (.72)    (.71)      (.71)      (.78)
 Distributions from net realized gain          --        --     (.09)    (.02)        --         --
                                          --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                             (.36)     (.72)    (.81)    (.73)      (.71)      (.78)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period            $14.28    $14.71   $14.28   $14.76     $15.65     $15.16
                                          ==============================================================

--------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)        (0.46)%    8.22%    2.48 %  (1.08)%     8.14%      8.72%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $97,318  $100,734 $ 99,032 $124,273   $106,909    $87,111
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $98,463  $ 97,558 $106,818 $118,906   $ 97,001    $85,590
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                       5.04%     5.02%    5.13%    4.72%      4.58%      5.35%
 Expenses                                    0.90%     0.94%    0.94%    0.90%      0.94%(3)   1.02%(3)
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                       11%       32%      74%      10%        53%        31%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

                                       SIX MONTHS                                              YEAR
                                            ENDED                                             ENDED
                                   MARCH 31, 2002                                         SEPT. 30,
 CLASS  B                              (UNAUDITED)     2001    2000      1999       1998      1997(1)
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period     $ 14.70   $ 14.28  $ 14.76  $ 15.65    $ 15.16    $ 14.69
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                        .31       .62      .62      .62        .59        .67
 Net realized and unrealized gain (loss)     (.43)      .41     (.39)    (.89)       .50        .46
                                          ------------------------------------------------------------
 Total income (loss) from investment
 operations                                  (.12)     1.03      .23     (.27)      1.09       1.13
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income        (.31)     (.61)    (.62)    (.60)      (.60)      (.66)
 Distributions from net realized gain          --        --     (.09)    (.02)        --         --
                                          ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                             (.31)     (.61)    (.71)    (.62)      (.60)      (.66)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period            $14.27    $14.70   $14.28   $14.76     $15.65     $15.16
                                          ============================================================

------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)        (0.84)%    7.34%    1.71%   (1.83)%     7.32%      7.88%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $20,417   $19,519  $17,972  $18,856    $13,537     $7,690
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $20,459   $18,479  $18,498  $17,203    $10,830     $4,763
 Ratios to average net assets:(3)
 Net investment income                       4.25%     4.25%    4.36%    3.96%      3.92%      4.54%
 Expenses                                    1.66%     1.70%    1.70%    1.66%      1.69%(4)   1.79%(4)
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                       11%       32%      74%      10%        53%        31%



1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued


                                       SIX MONTHS                                              YEAR
                                            ENDED                                             ENDED
                                   MARCH 31, 2002                                         SEPT. 30,
 CLASS C                              (UNAUDITED)     2001     2000     1999       1998       1997
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period     $ 14.68   $ 14.25  $ 14.73  $ 15.62    $ 15.13    $ 14.67
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                        .31       .62      .62      .61        .58        .66
 Net realized and unrealized gain (loss)     (.43)      .42     (.39)    (.88)       .51        .47
                                          ------------------------------------------------------------
 Total income (loss) from investment
 operations                                  (.12)     1.04      .23     (.27)      1.09       1.13
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income        (.31)     (.61)    (.62)    (.60)      (.60)      (.67)
 Distributions from net realized gain          --        --     (.09)    (.02)        --         --
                                          ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                             (.31)     (.61)    (.71)    (.62)      (.60)      (.67)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period            $14.25    $14.68   $14.25   $14.73     $15.62     $15.13
                                          ============================================================

------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)        (0.84)%    7.43%    1.71%   (1.84)%     7.34%      7.85%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $20,229   $19,604  $17,282  $21,876    $17,673    $13,940
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $19,710   $17,692  $18,906  $21,036    $16,367    $11,970
------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                       4.25%     4.25%    4.37%    3.96%      3.85%      4.57%
 Expenses                                    1.66%     1.70%    1.70%    1.66%      1.69%(3)   1.77%(3)
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                       11%       32%      74%      10%        53%        31%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



20   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited




--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Intermediate Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $2,531,250 as of March 31, 2002. Including the effect of leverage, inverse floaters represent 1.83% of the Fund's total assets as of March 31, 2002.



21   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2002, securities with an aggregate market value of $20,000, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $7,607,293. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of September 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:
            EXPIRING
---------------------------------------
               2008         $  196,064
               2009          5,988,174
                            ----------
              Total         $6,184,238
                            ==========

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.





22   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     SIX MONTHS ENDED MARCH 31, 2002 YEAR ENDED SEPTEMBER 30, 2001
                                SHARES        AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS A
 Sold                          711,692  $ 10,343,609      1,491,339   $ 21,763,611
 Dividends and/or
 distributions reinvested      123,620     1,797,793        245,277      3,571,928
 Redeemed                     (869,315)  (12,661,812)    (1,822,371)   (26,516,095)
                          ----------------------------------------------------------
 Net decrease                  (34,003) $   (520,410)       (85,755)  $ (1,180,556)
                          ==========================================================

------------------------------------------------------------------------------------
 CLASS B
 Sold                          259,316  $  3,768,585        344,374   $  5,029,852
 Dividends and/or
 distributions reinvested       17,217       250,143         32,863        478,430
 Redeemed                     (173,808)   (2,505,530)      (308,042)    (4,483,392)
                          ----------------------------------------------------------
 Net increase                  102,725  $  1,513,198         69,195   $  1,024,890
                          ==========================================================

------------------------------------------------------------------------------------
 CLASS C
 Sold                          266,637  $  3,864,507        376,581   $  5,480,486
 Dividends and/or
 distributions reinvested       18,822       273,034         34,545        502,143
 Redeemed                     (201,471)   (2,925,187)      (287,855)    (4,162,029)
                          ----------------------------------------------------------
 Net increase                   83,988  $  1,212,354        123,271   $  1,820,600
                          ==========================================================



23   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $17,896,449 and $15,415,230, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. Effective June 30, 2002, performance must reach the third quintile of the Lipper peer group. At that time, if performance is in the fourth or fifth quintile of the Lipper peer group, as the case may be, the Manager will waive 0.05% or 0.10%, of management fees. The waiver is voluntary and may be terminated by the Manager at any time. The Fund's management fee for the six months ended March 31, 2002 was an annualized rate of 0.49%.

--------------------------------------------------------------------------------
 ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                 AGGREGATE             CLASS A        CONCESSIONS        CONCESSIONS          CONCESSIONS
                                 FRONT-END           FRONT-END         ON CLASS A         ON CLASS B           ON CLASS C
                             SALES CHARGES       SALES CHARGES             SHARES             SHARES               SHARES
 SIX MONTHS                     ON CLASS A         RETAINED BY        ADVANCED BY        ADVANCED BY          ADVANCED BY
 ENDED                              SHARES         DISTRIBUTOR      DISTRIBUTOR(1)     DISTRIBUTOR(1)       DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------------
 March 31, 2002                    $84,289             $25,525             $8,993            $55,528              $33,496

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                          CLASS A                              CLASS B                             CLASS C
                              CONTINGENT DEFERRED                  CONTINGENT DEFERRED                 CONTINGENT DEFERRED
 SIX MONTHS                         SALES CHARGES                        SALES CHARGES                       SALES CHARGES
 ENDED                    RETAINED BY DISTRIBUTOR              RETAINED BY DISTRIBUTOR             RETAINED BY DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------------------
 March 31, 2002                     $1,950                                     $13,316                                $944




24   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $117,814, all of which were paid by the Distributor to recipients, and included $10,086 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.



25   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:

                                                                                                            DISTRIBUTOR'S
                                                                                   DISTRIBUTOR'S                AGGREGATE
                                                                                       AGGREGATE             UNREIMBURSED
                                                                                    UNREIMBURSED            EXPENSES AS %
                            TOTAL PAYMENTS              AMOUNT RETAINED                 EXPENSES            OF NET ASSETS
                                UNDER PLAN               BY DISTRIBUTOR               UNDER PLAN                 OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
 Class B Plan                     $101,988                      $79,657                 $184,933                    0.91%
 Class C Plan                       98,258                       22,281                  511,530                    2.53


--------------------------------------------------------------------------------
 5. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.



26   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

 As of March 31, 2002, the Fund had outstanding futures contracts as follows:

                                     EXPIRATION               NUMBER OF             VALUATION AS OF            UNREALIZED
 CONTRACT DESCRIPTION                     DATES               CONTRACTS              MARCH 31, 2002          APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO SELL
 U.S. Long Bonds                        6/19/02                       5                  $   90,781               $  156
 U.S. Treasury Nts., 5 yr.              6/19/02                      20                   2,074,688                1,562
 U.S. Treasury Nts., 10 yr.             6/19/02                      12                   1,229,438                  188
                                                                                                                  ------
                                                                                                                  $1,906
                                                                                                                  ======


--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES
 As of March 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2002 was $20,000, which represents 0.01% of the Fund's net assets.

--------------------------------------------------------------------------------
 7. BANK BORROWINGS The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

    The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.



27   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

 A SERIES OF OPPENHEIMER MUNICIPAL FUND

--------------------------------------------------------------------------------
 OFFICERS AND TRUSTEES    James C. Swain, Trustee, CEO and Chairman of the Board
                          John V. Murphy, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          C. Howard Kast, Trustee
                          Robert M. Kirchner, Trustee
                          F. William Marshall, Jr., Trustee
                          Merrell Hora, Vice President
                          Jerry Webman, Vice President
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR       OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER OppenheimerFunds Services
 SERVICING AGENT

--------------------------------------------------------------------------------
 CUSTODIAN OF             Citibank, N.A.
 PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS     Deloitte & Touche LLP

--------------------------------------------------------------------------------
 LEGAL COUNSEL            Myer, Swanson, Adams and Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors. OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018



(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.



28   OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------






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OPPENHEIMERFUNDS(R)
Distributor, Inc.


RS0860.001.0302 May 30, 2002